Other comprehensive income - Items may be reclassified: investments in subsidiaries, etc. (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (15,430)	€ (8,070)
Revaluation gains/(losses)	104	(131)
Net amounts transferred to profit or loss	398	(1,716)
Balance at end of year	(15,730)	(15,430)	€ (8,070)
Equity Investments
Items that may be reclassified to profit or loss
Balance at beginning of year	(222)	(153)	(232)
Revaluation gains/(losses)	(65)	(84)	79
Net amounts transferred to profit or loss	20	15
Balance at end of year	(267)	(222)	(153)
Equity Investments | Zurich Santander Insurance America S.L.
Items that may be reclassified to profit or loss
Balance at beginning of year	(145)	(84)
Balance at end of year	€ (159)	€ (145)	€ (84)